Consolidated Statements of Operations and Comprehensive Loss (Details)		12 Months Ended
	Feb. 01, 2025 EUR (€)	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 EUR (€) € / shares shares
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Revenue		€ 29,331		€ 165,789		€ 63,089
Cost of sales		7,267,618		3,317,039		532,262
Inventory write downs		3,300,000		7,300,000
Marketing and sales expenses, decreased		2,300,000
Marketing and sales expenses		4,482,011		6,756,595		4,001,299
Other expenses		1,600,000		3,800,000
Legal and consulting fees		1,000,000		2,500,000
Other expense items		600,000
Legal fees				1,400,000
Restructuring expenses		0.2
General and administrative expenses		500,000
Income expenses		2,600,000		5,100,000		13,200,000
Net financial result		4,300,000
Gain financial net		2,600,000
Financial result		2,637,922		€ 6,949,680		€ 2,240,566
Foreign exchange		8,500,000
Marketable securities		€ 1,400,000
Weighted number of ordinary shares outstanding (in Shares) | shares		67,288,321	67,288,321	58,919,958		54,940,137
Loss per share (in Euro per share) | € / shares		€ 0.68		€ 0.78		€ 0.78
Exercise price for options outstanding (in Euro per share) | € / shares		0.01		0.01
Weighted average fair value options granted | (per share)		€ 2.13	$ 2.41	€ 1.65	$ 1.78
Options granted		2,452,000	2,452,000	2,332,500		1,735,750
Options were exercised				12,000		31,000
Options were forfeited		98,876	98,876			105,327
Expected dividends (in Dollars) | $
Cost of sales [member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Cost of sales		€ 4,000,000
2017 [Member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Conversion rate | € / shares		€ 0.8511		€ 0.9626
Average rate | € / shares		€ 0.8855		€ 0.9242
Weighted average remaining contractual life		6 years 6 months 18 days	6 years 6 months 18 days	6 years 6 months
Maximum number of common shares available for grant (in Shares) | shares		2,341,097	2,341,097
Ordinary shares percentage		4.00%	4.00%
2016 Plan [Member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Weighted average remaining contractual life		5 years 11 months 4 days	5 years 11 months 4 days	6 years 11 months 4 days
Minimum [Member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Exercise price range | (per share)		€ 1.29	$ 1.51	€ 1.45	1.51
Maximum [Member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Exercise price range | (per share)		€ 4.37	5.14	€ 4.95	5.14
InflaRx GmbH [Member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Revenue		€ 0		€ 200,000		€ 100,000
Conversion rate | $ / shares			0.8511		0.9626
Average rate | $ / shares			$ 0.8855		$ 0.9242
Executive Management [Member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Options granted		1,300,000	1,300,000	1,300,000		1,136,000
Options were exercised		136,250	136,250
Marketing and Sales Expenses [Member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Marketing and sales expenses		€ 4,500,000		€ 6,800,000
Personnel costs		2,000,000		1,800,000
External services for distribution		200,000		2,000,000
Marketing Expenses [Member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Marketing expenses		1,500,000		1,600,000
Pre-Funded Warrants [Member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Fair value gain	€ 5,700,000
Research and Developments Expense [Member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Increased research and development expense		€ 9,600,000		€ 7,200,000